The Tax-Exempt Bond Fund of America, Inc.
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200


November 3, 2000

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Tax-Exempt Bond Fund of America, Inc.
    File Nos.  811-02421
               2-49291
Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/31/00 of Registrant's Post-Effective Amendment No. 28 under The Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940.

Sincerely,
/s/ Julie F. Williams
Julie F. Williams
Secretary


cc:   Mr. Bric Barrientos
     (Division of Investment Management)